PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Operating activities:
Net cash provided by (used in) operating activities	$ 55,842,680	$ 28,459,868	$ 29,705,551
Investing activities:
Purchase of time deposits	(102,627,336)	(115,280,749)	(17,286,182)
Proceeds from maturity of time deposits	110,855,012	3,634,521	6,456,091
Net cash used in investing activities	$ (11,614,868)	(119,458,540)	(19,537,130)
Financing activities:
Payment of IPO costs		(3,532,025)	$ (499,331)
Issuance of Class A ordinary shares upon the IPO		96,254,995
Issuance of Class A ordinary shares in private placement concurrent with the IPO		13,500,000
Issuance of Class A ordinary shares in connection with exercise of share options	$ 3,606,345	$ 248,812
Repurchase of ordinary shares	(7,738,834)
Net cash provided by (used in) financing activities	(4,132,489)	$ 106,471,782	$ (590,881)
Non-cash investing and financing activities:
Accrual of IPO costs			107,866
Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		$ 419,776	$ 80,224
Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		16,324,300
Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		95,211,135
Parent Company [Member]
Operating activities:
Net cash provided by (used in) operating activities	1,381,505	3,226,599	$ (3,570)
Investing activities:
Purchase of time deposits	(94,501,933)	(92,682,582)
Proceeds from maturity of time deposits	$ 96,923,091	500,000
Investments made to subsidiaries		(17,000,000)
Net cash used in investing activities	$ 2,421,158	(109,182,582)
Financing activities:
Payment of IPO costs		(2,804,600)	$ (76,719)
Issuance of Class A ordinary shares upon the IPO		96,254,995
Issuance of Class A ordinary shares in private placement concurrent with the IPO		13,500,000
Issuance of Class A ordinary shares in connection with exercise of share options	$ 3,606,345	$ 248,812
Advances from a related party	230,000
Repayment of advances from a related party	(230,000)
Repurchase of ordinary shares	(7,738,834)
Net cash provided by (used in) financing activities	(4,132,489)	$ 107,199,207	$ (76,719)
Net increase (decrease) in cash	(329,826)	1,243,224	(80,289)
Cash at beginning of year	1,296,102	52,878	133,167	$ 52,878
Cash at end of year	$ 966,276	$ 1,296,102	52,878	$ 966,276
Non-cash investing and financing activities:
Accrual of IPO costs			107,866
Parent Company [Member] | Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		$ 419,776	$ 80,224
Parent Company [Member] | Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		16,324,300
Parent Company [Member] | Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		$ 95,211,135